Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands	4 Months Ended		12 Months Ended
	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Commitments and Contingencies [Abstract]
Contingency provision			¥ 2,900	$ 420
Rent for an office			2,000
Contract amount			900
Relevant cash			¥ 2,900		$ 420
Financial lease	¥ 6,257,000	$ 907,000